Reverse Recapitalization (Details) - Ordinary Shares [Member] - Before Reverse Stock Split [Member]	12 Months Ended
Dec. 31, 2024 USD ($) shares
Reverse Recapitalization [Line Items]
Issuance of shares for services provided, value (in Dollars) | $	$ 1,544,522
Issuance of shares for services provided	87,734
AIB [Member]
Reverse Recapitalization [Line Items]
Issuance of ordinary shares	447,633